Convertible Preferred Stock - Narrative (Details) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 09, 2023 $ / shares	Jun. 01, 2023 USD ($)	Jul. 31, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Temporary Equity [Line Items]
Preferred stock, shares authorized (in shares) | shares						10,000,000			10,000,000	0
Undeclared dividends | $						$ 801	$ 0		$ 1,258	$ 0
Automatic conversion, anniversary	4 years
Series A Convertible Preferred Stock, floor conversion price (in dollars per share)		$ 2.10
Number of trading days, VWAP		10 days
Liquidation preference (in dollars per share)						$ 10.00			$ 10.00
Proceeds from exercise of preferred stock warrants | $						$ 0	4,720	$ 9,630	$ 9,630	0
Transfer of warrant liability to preferred stock upon exercise of warrants | $						$ 0	11,633	$ 25,409	25,409	0
Sale of stock (in shares) | shares	4,015,002					350,000
Net proceeds on sale of stock | $	$ 40,150					$ 3,141
Enterprise value | $										220,000
Loss on equity issuance | $						$ 0	$ 1,465		4,353	$ 8,312
Measurement Input, Discount Rate
Temporary Equity [Line Items]
Derivative liability, measurement input										0.30
Tranche Two
Temporary Equity [Line Items]
Preferred stock, percentage of shares committed					40			49.7
Proceeds from Issuance of Warrants | $			$ 14,701
Series B-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Warrants exercised (in shares) | shares								4,771,642
Loss on equity issuance | $									$ 1,402
Series B
Temporary Equity [Line Items]
Warrants exercised (in shares) | shares								11,123
Proceeds from exercise of preferred stock warrants | $								$ 4
Transfer of warrant liability to preferred stock upon exercise of warrants | $								$ 106
Series A convertible preferred stock (assuming maximum conversion)
Temporary Equity [Line Items]
Preferred stock, shares authorized (in shares) | shares						10,000,000
Proceeds from sale of common stock (in shares) | shares	4,015,002
Proceeds from the issuance of preferred stock | $	$ 40,150
Original issue price (in dollars per share)	$ 10.00	$ 10.00
Preferred stock, dividend rate, percentage		8.00%				8.00%			8.00%
Liquidation preference (in dollars per share)						$ 10.00			$ 10.00
Series B-1
Temporary Equity [Line Items]
Conversion price (in dollars per share)								$ 10.93
Conversion ratio								1.296
Series B-2
Temporary Equity [Line Items]
Sale of stock (in shares) | shares					17,656			165,967
Net proceeds on sale of stock | $					$ 250			$ 2,350
Conversion price (in dollars per share)								$ 14.16
Conversion ratio								1
Series B-2 | Tranche Two
Temporary Equity [Line Items]
Sale of stock (in shares) | shares					207,541			257,779
Net proceeds on sale of stock | $					$ 2,939			$ 3,650
Series B-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Proceeds from exercise of preferred stock warrants | $				$ 4,530
Sale of stock (in shares) | shares					70,624			663,868
Conversion price (in dollars per share)								$ 2.03
Conversion ratio								1
Series B-3 Convertible Preferred Stock | Measurement Input, Fair Value Share Price | Valuation, Reverse Recapitalization Approach, Enterprise Value
Temporary Equity [Line Items]
Derivative liability, measurement input	9.31									10.93
Series B-3 Convertible Preferred Stock | Tranche Two
Temporary Equity [Line Items]
Sale of stock (in shares) | shares					830,167			1,031,116
Series A-1
Temporary Equity [Line Items]
Conversion price (in dollars per share)								$ 38.84
Conversion ratio								1.275
Series A-2
Temporary Equity [Line Items]
Conversion price (in dollars per share)								$ 12.14
Conversion ratio								1.290
Series A-3
Temporary Equity [Line Items]
Conversion price (in dollars per share)								$ 13.36
Conversion ratio								1.303
Series A-4
Temporary Equity [Line Items]
Conversion price (in dollars per share)								$ 12.55
Conversion ratio								1.277
Series A-5
Temporary Equity [Line Items]
Conversion price (in dollars per share)								$ 13.36
Conversion ratio								1.333
Series A-6
Temporary Equity [Line Items]
Conversion price (in dollars per share)								$ 14.97
Conversion ratio								1.351
Series B
Temporary Equity [Line Items]
Conversion price (in dollars per share)								$ 9.71
Conversion ratio								1.250